Deferred tax assets and liabilities - Summary of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ (17.1)	€ (14.7)
Deferred tax liabilities	259.3	292.7
Tax assets/(liabilities)	(242.2)	(278.0)	€ (318.2)
Undistributed reserves for tax losses not recognized	1,161.5	1,073.1
Deferred tax assets not recognized in the financial statements	42.5	53.8
Deferred tax items credited (charged) to equity	(0.1)	3.3	(1.5)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		(0.1)
Deferred Tax Asset, Net	(12.0)
Deferred tax liabilities	10.6	32.2
Tax assets/(liabilities)	(22.6)	(32.3)	(29.4)
Deferred tax items credited (charged) to equity	0.0	0.0
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(9.6)	(12.0)
Deferred tax liabilities	357.4	347.6
Tax assets/(liabilities)	(347.8)	(335.6)	(368.2)
Deferred tax items credited (charged) to equity	0.0	0.0
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(7.2)	(1.4)
Deferred tax liabilities		17.7
Deferred Tax Liability, Net	5.6
Tax assets/(liabilities)	12.8	19.1	17.8
Deferred tax items credited (charged) to equity	0.1	(1.4)
Tax value of loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0.0	0.0
Deferred tax liabilities		65.2
Deferred Tax Liability, Net	106.1
Tax assets/(liabilities)	106.1	65.2	51.1
Deferred tax items credited (charged) to equity	0.0	0.0
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		(0.8)
Deferred Tax Asset, Net	(4.2)
Deferred tax liabilities		3.7
Deferred Tax Liability, Net	0.8
Tax assets/(liabilities)	5.0	2.9	7.9
Deferred tax items credited (charged) to equity	0.0	(1.9)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(8.1)	(2.2)
Deferred tax liabilities		0.5
Deferred Tax Liability, Net	3.8
Tax assets/(liabilities)	4.3	2.7	€ 2.6
Deferred tax items credited (charged) to equity	€ 0.0	€ 0.0